UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23298

WEISS STRATEGIC INTERVAL FUND

(Exact name of registrant as specified in charter)

320 PARK AVENUE

NEW YORK, NY 10022

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jeffrey Dillabough Weiss Multi-Strategy Advisers LLC 320 Park Avenue New York, NY 10022	Thomas S. Harman Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue NW Washington, DC 20004

Registrant’s telephone number, including area code: (212) 415-4500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Investments	Shares	Value
Long-Term Investments 412.5%
Common Stocks 360.3%
Aerospace & Defense 2.8%
BWX Technologies, Inc.	6,288	$399,476
Huntington Ingalls Industries, Inc.	4,821	1,242,661
L3 Technologies, Inc.	9,432	1,961,856
United Technologies Corp.	9,935	1,250,022

		4,854,015

Air Freight & Logistics 4.3%
CH Robinson Worldwide, Inc.	839	78,623
Expeditors International of Washington, Inc.	8,418	532,859
FedEx Corp.	1,799	431,958
United Parcel Service, Inc., Class B	62,880	6,581,021

		7,624,461

Airlines 1.6%
Alaska Air Group, Inc.	19,744	1,223,338
Southwest Airlines Co.	27,254	1,561,109

		2,784,447

Banks 12.7%
BankUnited, Inc.	177,862	7,110,923
Chemical Financial Corp.	65,843	3,600,295
Citizens Financial Group, Inc.	52,400	2,199,752
First Horizon National Corp.	41,930	789,542
Home BancShares, Inc.	83,820	1,911,934
KeyCorp	43,932	858,871
PacWest Bancorp	41,910	2,075,802
Prosperity Bancshares, Inc.	52,362	3,803,052

		22,350,171

Beverages 4.7%
Anheuser-Busch InBev S.A., ADR	22,165	2,436,820
Coca-Cola European Partners PLC	139,233	5,800,447

		8,237,267

Biotechnology 1.4%
Shire PLC, ADR	16,812	2,511,545
Building Products 1.6%
Masco Corp.	42,154	1,704,708
Owens Corning	14,336	1,152,614

		2,857,322

Capital Markets 2.1%
Charles Schwab Corp. (The)	22,353	1,167,273
WisdomTree Investments, Inc.	273,651	2,509,380

		3,676,653

Chemicals 6.6%
DowDuPont, Inc.	38,058	2,424,675
Huntsman Corp.	35,734	1,045,220
Olin Corp.	94,560	2,873,678
PPG Industries, Inc.	7,315	816,354
Sherwin-Williams Co. (The)	2,438	955,989
Tronox Ltd., Class A	192,017	3,540,793

		11,656,709

Commercial Services & Supplies 0.2%
Covanta Holding Corp.	25,000	362,500
Communications Equipment 4.7%
Cisco Systems, Inc.	191,470	8,212,148

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Communications Equipment
Finisar Corp.(1)	6,306	99,698

		8,311,846

Construction Materials 0.3%
Martin Marietta Materials, Inc.	1,677	347,642
Vulcan Materials Co.	2,092	238,844

		586,486

Diversified Consumer Services 3.4%
Service Corp. International/US	155,847	5,881,666
Electric Utilities 20.8%
ALLETE, Inc.	8,292	599,097
American Electric Power Co., Inc.	121,921	8,362,561
Avangrid, Inc.	944	48,257
Duke Energy Corp.	64,635	5,007,273
Entergy Corp.	35,734	2,815,125
Exelon Corp.	102,744	4,008,043
FirstEnergy Corp.	73,457	2,498,273
Great Plains Energy, Inc.	90,983	2,892,350
NextEra Energy, Inc.	37,826	6,178,121
PPL Corp.	146,755	4,151,699

		36,560,799

Electrical Equipment 1.7%
Eaton Corp. PLC	32,796	2,620,728
Emerson Electric Co.	6,288	429,471

		3,050,199

Energy Equipment & Services 1.9%
Halliburton Co.	69,986	3,285,143
Food & Staples Retailing 3.8%
Walmart, Inc.	74,412	6,620,436
Food Products 13.9%
Archer-Daniels-Midland Co.	66,946	2,903,448
Bunge Ltd.	60,314	4,459,617
Calavo Growers, Inc.	8,113	748,019
Conagra Brands, Inc.	64,094	2,363,787
JM Smucker Co. (The)	1,682	208,585
Mondelez International, Inc., Class A	140,483	5,862,355
Pinnacle Foods, Inc.	108,245	5,856,054
Tyson Foods, Inc., Class A	27,130	1,985,645

		24,387,510

Health Care Equipment & Supplies 0.5%
Abbott Laboratories	14,987	898,021
Health Care Providers & Services 2.5%
Cigna Corp.	8,797	1,475,609
Humana, Inc.	9,669	2,599,317
Owens & Minor, Inc.	4,279	66,538
Patterson Cos., Inc.	7,700	171,171

		4,312,635

Hotels, Restaurants & Leisure 24.2%
BJ’s Restaurants, Inc.	117,265	5,265,198
Bloomin’ Brands, Inc.	70,968	1,723,103
Caesars Entertainment Corp.(1)	16,768	188,640
Carnival Corp.	7,082	464,438
Cheesecake Factory, Inc. (The)	29,160	1,406,095
Darden Restaurants, Inc.	28,286	2,411,382
Domino’s Pizza, Inc.	29,253	6,832,331
Extended Stay America, Inc., UNIT	74,270	1,468,318

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Hotels, Restaurants & Leisure
Hilton Worldwide Holdings, Inc.	29,742	2,342,480
Hyatt Hotels Corp., Class A	42,325	3,227,704
International Game Technology PLC	72,721	1,943,832
Marriott International, Inc., Class A	26,173	3,559,005
MGM Resorts International	3,353	117,422
Wendy’s Co. (The)	78,514	1,377,921
Wingstop, Inc.	84,731	4,001,845
Wynn Resorts Ltd.	7,965	1,452,497
Yum! Brands, Inc.	55,740	4,745,146

		42,527,357

Household Durables 3.9%
DR Horton, Inc.	55,298	2,424,264
KB Home	37,551	1,068,326
Lennar Corp., Class A	36,254	2,136,811
Newell Brands, Inc.	47,160	1,201,637

		6,831,038

Household Products 1.2%
Church & Dwight Co., Inc.	35,013	1,763,255
Energizer Holdings, Inc.	5,032	299,806

		2,063,061

Independent Power and Renewable Electricity Producers 3.3%
NextEra Energy Partners L.P.	32,992	1,319,350
NRG Energy, Inc.	143,806	4,390,397

		5,709,747

Industrial Conglomerates 0.6%
General Electric Co.	66,280	893,455
Honeywell International, Inc.	1,640	236,996

		1,130,451

Insurance 14.2%
American International Group, Inc.	83,840	4,562,573
Aspen Insurance Holdings Ltd.	167,360	7,506,096
Assurant, Inc.	31,448	2,874,662
Hartford Financial Services Group, Inc. (The)	62,895	3,240,350
Kemper Corp.	52,387	2,986,059
RenaissanceRe Holdings Ltd.	20,965	2,903,862
Torchmark Corp.	10,510	884,627

		24,958,229

Internet & Catalog Retail 0.2%
Duluth Holdings, Inc., Class B(1)	18,353	343,752
Internet Software & Services 0.0%†
Pandora Media, Inc.(1)	10,460	52,614
IT Services 6.5%
Accenture PLC, Class A	20,955	3,216,593
DXC Technology Co.	31,492	3,165,891
Global Payments, Inc.	21,116	2,354,856
International Business Machines Corp.	3,698	567,384
Leidos Holdings, Inc.	31,440	2,056,176

		11,360,900

Leisure Products 3.8%
Brunswick Corp.	56,326	3,345,201
Callaway Golf Co.	199,420	3,262,511

		6,607,712

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	13,265	887,429

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Machinery 6.9%
Caterpillar, Inc.	22,995	3,389,003
Deere & Co.	10,606	1,647,324
Energy Recovery, Inc.(1)	6,276	51,589
Timken Co. (The)	16,139	735,938
Trinity Industries, Inc.	96,024	3,133,263
Wabtec Corp.	37,732	3,071,385

		12,028,502

Media 3.1%
Nexstar Media Group, Inc., Class A	20,955	1,393,507
Sinclair Broadcast Group, Inc., Class A	52,387	1,639,713
TEGNA, Inc.	62,880	716,203
Twenty-First Century Fox, Inc., Class A	21,390	784,799
Walt Disney Co. (The)	8,558	859,566

		5,393,788

Metals & Mining 0.7%
Teck Resources Ltd., Class B	18,828	485,009
United States Steel Corp.	22,185	780,690

		1,265,699

Multi-Utilities 16.1%
Avista Corp.	32,163	1,648,354
CMS Energy Corp.	163,678	7,412,977
Dominion Energy, Inc.	102,620	6,919,667
NiSource, Inc.	31,163	745,107
Public Service Enterprise Group, Inc.	137,405	6,903,227
Sempra Energy	42,014	4,672,797

		28,302,129

Multiline Retail 1.3%
Dollar General Corp.	23,849	2,231,074
Target Corp.	856	59,432

		2,290,506

Oil, Gas & Consumable Fuels 21.7%
Aegean Marine Petroleum Network, Inc.	37,480	84,330
Anadarko Petroleum Corp.	2,860	172,773
Apache Corp.	4,488	172,698
Blueknight Energy Partners L.P.	197,975	841,394
Cabot Oil & Gas Corp.	103,030	2,470,659
Chevron Corp.	8,702	992,376
Crestwood Equity Partners L.P.	37,063	948,813
DCP Midstream L.P.	13,053	458,421
Devon Energy Corp.	26,243	834,265
Enbridge Energy Partners L.P.	50,013	482,125
Encana Corp.	253,276	2,786,036
Energy Transfer Equity L.P.	163,037	2,316,756
Energy Transfer Partners L.P.	45,654	740,508
EnLink Midstream LLC	2,171	31,805
Enterprise Products Partners L.P.	28,223	690,899
EOG Resources, Inc.	10,858	1,143,022
Golar LNG Ltd.	16,758	458,499
Kinder Morgan, Inc.	173,697	2,615,877
Marathon Oil Corp.	258,010	4,161,701
NGL Energy Partners L.P.	1,551	17,061
Noble Energy, Inc.	100,660	3,049,998
NuStar GP Holdings LLC	43,467	502,044
Occidental Petroleum Corp.	13,053	847,923
Pioneer Natural Resources Co.	12,872	2,211,152
Plains All American Pipeline L.P.	82,648	1,820,735

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Oil, Gas & Consumable Fuels
Royal Dutch Shell PLC, Class A, ADR	23,931	1,527,037
Scorpio Tankers, Inc.	15,473	30,327
SM Energy Co.	17,404	313,794
Targa Resources Corp.	40,262	1,771,528
Valero Energy Partners L.P.	35,992	1,275,197
Williams Cos., Inc. (The)	91,687	2,279,339

		38,049,092

Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	19,865	571,516
Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	1,156	173,076
Pharmaceuticals 2.7%
Allergan PLC	6,291	1,058,712
AstraZeneca PLC, ADR	58,576	2,048,403
Bristol-Myers Squibb Co.	12,834	811,750
Merck & Co., Inc.	10,843	590,618
Novartis AG, ADR	3,469	280,469

		4,789,952

Real Estate Investment Trusts 112.9%
Agree Realty Corp.	157,650	7,573,506
American Assets Trust, Inc.	63,278	2,114,118
American Campus Communities, Inc.	361,797	13,972,600
Apartment Investment & Management Co., Class A	227,379	9,265,694
AvalonBay Communities, Inc.	98,816	16,251,279
Boston Properties, Inc.	94,320	11,622,110
Camden Property Trust	42,040	3,538,927
Corporate Office Properties Trust	376,109	9,714,896
CubeSmart	140,432	3,960,182
EastGroup Properties, Inc.	81,231	6,714,554
EPR Properties	161,392	8,941,117
Equity LifeStyle Properties, Inc.	38,330	3,364,224
HCP, Inc.	252,120	5,856,748
Healthcare Realty Trust, Inc.	89,956	2,492,681
Host Hotels & Resorts, Inc.	11,338	211,340
Hudson Pacific Properties, Inc.	378,187	12,302,423
Kilroy Realty Corp.	100,873	7,157,948
Kimco Realty Corp.	351,625	5,063,400
Liberty Property Trust	338,679	13,455,717
Outfront Media, Inc.	31,432	589,036
Paramount Group, Inc.	523,000	7,447,520
Prologis, Inc.	25,152	1,584,325
Retail Properties of America, Inc., Class A	90,553	1,055,848
Rexford Industrial Realty, Inc.	156,900	4,517,151
Sabra Health Care REIT, Inc.	251,460	4,438,269
Sun Communities, Inc.	7,888	720,727
Ventas, Inc.	219,335	10,863,663
VEREIT, Inc.	966,920	6,729,763
VICI Properties, Inc.	650,707	11,920,952
Weingarten Realty Investors	167,589	4,705,899

		198,146,617

Road & Rail 15.7%
Canadian National Railway Co.	152,053	11,119,636
CSX Corp.	85,616	4,769,667
Kansas City Southern	10,607	1,165,179
Ryder System, Inc.	116,892	8,508,569

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Road & Rail
Union Pacific Corp.	14,972	2,012,686

		27,575,737

Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc.	12,615	1,149,605
Applied Materials, Inc.	14,644	814,353
Broadcom Ltd.	4,184	985,959
Intel Corp.	21,025	1,094,982
Marvell Technology Group Ltd.	104,935	2,203,635
Maxim Integrated Products, Inc.	17,112	1,030,485
Microchip Technology, Inc.	18,949	1,731,180
Micron Technology, Inc.(1)	4,198	218,884

		9,229,083

Software 7.2%
Microsoft Corp.	121,639	11,101,992
Oracle Corp.	34,811	1,592,603

		12,694,595

Specialty Retail 6.9%
Home Depot, Inc. (The)	7,125	1,269,960
L Brands, Inc.	33,574	1,282,863
Ross Stores, Inc.	46,578	3,632,152
TJX Cos., Inc. (The)	72,301	5,896,870

		12,081,845

Technology Hardware, Storage & Peripherals 2.4%
Hewlett Packard Enterprise Co.	19,701	345,556
Seagate Technology PLC	14,707	860,654
Western Digital Corp.	18,882	1,742,242
Xerox Corp.	42,790	1,231,496

		4,179,948

Textiles, Apparel & Luxury Goods 4.5%
PVH Corp.	24,913	3,772,575
Tapestry, Inc.	78,631	4,136,777

		7,909,352

Trading Companies & Distributors 2.1%
Air Lease Corp.	83,860	3,574,113
HD Supply Holdings, Inc.(1)	4,204	159,500

		3,733,613

Water Utilities 0.5%
American Water Works Co., Inc.	10,702	878,955

Total Common Stocks (Cost $630,637,772)		632,576,126

Exchange-Traded Funds 28.0%
Energy Select Sector SPDR Fund ETF	41,920	2,825,827
Financial Select Sector SPDR Fund ETF	239,582	6,605,276
Health Care Select Sector SPDR Fund ETF	2,657	216,280
iShares Russell 2000 ETF	1,751	265,854
iShares Transportation Average ETF	15,304	2,862,231
iShares U.S. Home Construction ETF	56,588	2,234,660
JPMorgan Alerian MLP Index ETN ETF	197,718	4,745,232
PowerShares DB US Dollar Index Bullish Fund ETF	162,512	3,836,908
PowerShares QQQ Trust Series 1 ETF	22,435	3,592,517
SPDR S&P 500 ETF Trust	76,469	20,122,817
Utilities Select Sector SPDR Fund ETF	29,862	1,508,927

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Exchange-Traded Funds
WisdomTree Japan Hedged Equity Fund ETF	7,072	396,103

Total Exchange-Traded Funds (Cost $49,479,799)		49,212,632

	Principal
	Amount	Value
Floating Rate Loans 23.5%
Somerset Re Ltd. Term Loan 4, 3 Month USD LIBOR + 0.50%, 2.73%	1,000,000	1,000,000
Somerset Re Ltd. Term Loan 3, 3 Month USD LIBOR + 0.50%, 2.49%	32,500,000	32,500,000
Weisshorn Re Ltd. Term Loan 2, 3 Month USD LIBOR + 0.50%, 2.20%	1,000,000	1,000,000
Weisshorn Re Ltd. Term Loan 1, 3 Month USD LIBOR + 0.50%, 2.61%	6,700,000	6,700,000

Total Floating Rate Loans (Cost $41,200,000)		41,200,000

Mutual Funds 0.7%
Tortoise MLP Fund, Inc.	74,158	1,184,303
Total Mutual Funds (Cost $1,420,280)		1,184,303

Total Long-Term Investments (Cost $722,737,851)		724,173,061

Investments	Shares	Value
Securities Sold Short (355.0)%
Common Stocks (266.9)%
Aerospace & Defense (4.1)%
Arconic, Inc.	31,317	(721,544)
Boeing Co. (The)	6,079	(1,993,182)
General Dynamics Corp.	9,383	(2,072,705)
Harris Corp.	7,965	(1,284,595)
Northrop Grumman Corp.	3,320	(1,159,078)

		(7,231,104)

Air Freight & Logistics 0.0%†
FedEx Corp.	142	(34,096)

Airlines (0.5)%
American Airlines Group, Inc.	16,772	(871,473)

Auto Components (0.1)%
Aptiv PLC	2,106	(178,947)

Automobiles (2.7)%
Ford Motor Co.	58,609	(649,388)
General Motors Co.	39,612	(1,439,500)
Harley-Davidson, Inc.	52,476	(2,250,171)
Thor Industries, Inc.	3,351	(385,934)

		(4,724,993)

Banks (7.6)%
BB&T Corp.	83,855	(4,363,814)
Citigroup, Inc.	52,412	(3,537,810)
Comerica, Inc.	10,478	(1,005,155)
ICICI Bank Ltd., ADR	67,985	(601,667)
M&T Bank Corp.	20,965	(3,865,107)

		(13,373,553)

Beverages (4.8)%
Brown-Forman Corp., Class B	1,261	(68,598)
Coca-Cola Co. (The)	40,045	(1,739,154)
MGP Ingredients, Inc.	4,184	(374,845)
PepsiCo, Inc.	57,027	(6,224,497)

		(8,407,094)

Biotechnology (2.0)%
AbbVie, Inc.	12,552	(1,188,047)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Biotechnology
Amgen, Inc.	14,079	(2,400,188)

		(3,588,235)

Building Products (1.8)%
Fortune Brands Home & Security, Inc.	13,224	(778,761)
Johnson Controls International PLC	21,819	(768,902)
Masco Corp.	38,384	(1,552,249)

		(3,099,912)

Capital Markets (0.2)%
Charles Schwab Corp. (The)	8,473	(442,460)

Chemicals (1.7)%
CF Industries Holdings, Inc.	18,864	(711,739)
Chemours Co. (The)	14,454	(704,054)
Eastman Chemical Co.	4,204	(443,858)
RPM International, Inc.	18,423	(878,224)
Sherwin-Williams Co. (The)	755	(296,051)

		(3,033,926)

Commercial Services & Supplies (1.1)%
Republic Services, Inc.	29,367	(1,944,976)

Communications Equipment (1.9)%
Motorola Solutions, Inc.	16,764	(1,765,249)
Nokia Oyj, ADR	105,725	(578,316)
Telefonaktiebolaget LM Ericsson, ADR	146,720	(939,008)

		(3,282,573)

Distributors (0.5)%
Genuine Parts Co.	9,728	(873,964)

Diversified Consumer Services (0.4)%
H&R Block, Inc.	25,146	(638,960)

Electric Utilities (13.3)%
Alliant Energy Corp.	68,208	(2,786,979)
IDACORP, Inc.	4,827	(426,079)
PG&E Corp.	96,416	(4,235,555)
Pinnacle West Capital Corp.	42,040	(3,354,792)
Portland General Electric Co.	45,391	(1,838,790)
Southern Co. (The)	146,708	(6,551,979)
Xcel Energy, Inc.	92,486	(4,206,263)

		(23,400,437)

Electrical Equipment (0.1)%
Eaton Corp. PLC	2,508	(200,414)

Electronic Equipment, Instruments & Components (0.1)%
AU Optronics Corp., ADR	47,390	(216,572)

Energy Equipment & Services (0.2)%
Patterson-UTI Energy, Inc.	17,404	(304,744)

Food & Staples Retailing (0.9)%
Costco Wholesale Corp.	5,045	(950,629)
Kroger Co. (The)	27,914	(668,261)
Walmart, Inc.	45	(4,004)

		(1,622,894)

Food Products (13.9)%
Archer-Daniels-Midland Co.	21,007	(911,074)
Campbell Soup Co.	18,828	(815,441)
Flowers Foods, Inc.	137,872	(3,013,882)
Hershey Co. (The)	71,284	(7,054,265)
Hormel Foods Corp.	22,125	(759,330)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Food Products
Ingredion, Inc.	29,945	(3,860,509)
JM Smucker Co. (The)	15,908	(1,972,751)
Kellogg Co.	8,368	(544,004)
Kraft Heinz Co. (The)	14,676	(914,168)
McCormick & Co., Inc.	28,224	(3,002,751)
Sanderson Farms, Inc.	6,301	(749,945)
Tyson Foods, Inc., Class A	10,845	(793,745)

		(24,391,865)

Health Care Equipment & Supplies (2.1)%
Baxter International, Inc.	10,505	(683,245)
Becton Dickinson and Co.	6,219	(1,347,658)
Medtronic PLC	14,746	(1,182,924)
Steris PLC	4,278	(399,394)

		(3,613,221)

Health Care Providers & Services (2.0)%
AmerisourceBergen Corp.	6,419	(553,382)
Anthem, Inc.	2,942	(646,357)
Cardinal Health, Inc.	4,279	(268,208)
HCA Healthcare, Inc.	2,139	(207,483)
McKesson Corp.	3,937	(554,605)
Quest Diagnostics, Inc.	12,639	(1,267,692)

		(3,497,727)

Hotels, Restaurants & Leisure (15.1)%
Carnival Corp.	14,222	(932,679)
Cheesecake Factory, Inc. (The)	78,697	(3,794,769)
Chipotle Mexican Grill, Inc.(1)	428	(138,291)
Choice Hotels International, Inc.	23,061	(1,848,339)
Dunkin’ Brands Group, Inc.	39,480	(2,356,561)
Hilton Worldwide Holdings, Inc.	2,187	(172,248)
Jack in the Box, Inc.	36,604	(3,123,419)
Las Vegas Sands Corp.	22,237	(1,598,840)
Marriott International, Inc., Class A	2	(272)
McDonald’s Corp.	10,516	(1,644,492)
Papa John’s International, Inc.	18,801	(1,077,297)
Red Rock Resorts, Inc., Class A	15,066	(441,133)
Restaurant Brands International, Inc.	72,377	(4,119,699)
Royal Caribbean Cruises Ltd.	6,290	(740,585)
Starbucks Corp.	23,056	(1,315,886)
Texas Roadhouse, Inc.	12,557	(725,543)
Vail Resorts, Inc.	5,757	(1,276,327)
Zoe’s Kitchen, Inc.(1)	83,961	(1,212,397)

		(26,518,777)

Household Durables (3.3)%
Leggett & Platt, Inc.	67,937	(3,013,685)
PulteGroup, Inc.	59,195	(1,745,661)
Toll Brothers, Inc.	16,758	(724,783)
Whirlpool Corp.	1,598	(244,670)

		(5,728,799)

Household Products (5.3)%
Clorox Co. (The)	13,454	(1,790,862)
Colgate-Palmolive Co.	45,461	(3,258,645)
Procter & Gamble Co. (The)	53,886	(4,272,082)

		(9,321,589)

Industrial Conglomerates (2.9)%
3M Co.	18,491	(4,059,144)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Industrial Conglomerates
General Electric Co.	80,437	(1,084,291)

		(5,143,435)

Insurance (9.8)%
Allstate Corp. (The)	56,716	(5,376,677)
Axis Capital Holdings Ltd.	52,412	(3,017,359)
Progressive Corp. (The)	52,400	(3,192,732)
Travelers Cos., Inc. (The)	40,221	(5,585,088)

		(17,171,856)

IT Services (7.9)%
Global Payments, Inc.	31,440	(3,506,189)
Infosys Ltd., ADR	191,293	(3,414,580)
International Business Machines Corp.	1,593	(244,414)
Sabre Corp.	8,408	(180,352)
Total System Services, Inc.	31,440	(2,712,014)
Visa, Inc., Class A	20,960	(2,507,235)
Western Union Co. (The)	69,184	(1,330,408)

		(13,895,192)

Leisure Products (1.1)%
Brunswick Corp.	2,151	(127,748)
Hasbro, Inc.	2,521	(212,520)
Polaris Industries, Inc.	13,622	(1,559,992)

		(1,900,260)

Life Sciences Tools & Services (0.8)%
Thermo Fisher Scientific, Inc.	6,417	(1,324,854)

Machinery (4.9)%
Caterpillar, Inc.	16,831	(2,480,553)
Cummins, Inc.	7,188	(1,165,103)
Deere & Co.	4,351	(675,797)
Flowserve Corp.	21,990	(952,827)
Greenbrier Cos., Inc. (The)	81	(4,070)
Ingersoll-Rand PLC	4,625	(395,484)
Kennametal, Inc.	36,629	(1,471,021)
Parker-Hannifin Corp.	5,659	(967,859)
Terex Corp.	11,279	(421,947)

		(8,534,661)

Metals & Mining (0.1)%
BHP Billiton Ltd., ADR	2,313	(102,767)

Multi-Utilities (10.0)%
Ameren Corp.	108,348	(6,135,747)
CenterPoint Energy, Inc.	94,590	(2,591,766)
DTE Energy Co.	50,853	(5,309,053)
National Grid PLC, ADR	37,102	(2,093,666)
NorthWestern Corp.	13,808	(742,870)
WEC Energy Group, Inc.	10,505	(658,664)

		(17,531,766)

Multiline Retail (0.8)%
Target Corp.	21,401	(1,485,871)

Oil, Gas & Consumable Fuels (13.1)%
Anadarko Petroleum Corp.	2,860	(172,773)
Andeavor Logistics L.P.	43,618	(1,954,523)
Apache Corp.	4,488	(172,698)
ConocoPhillips	30,457	(1,805,796)
DCP Midstream L.P.	4,342	(152,491)
Devon Energy Corp.	4,488	(142,673)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.(1)	10,878	(1,376,285)
Enable Midstream Partners L.P.	652	(8,945)
Enbridge, Inc.	12,573	(395,672)
Energy Transfer Partners L.P.	2,202	(35,716)
Enterprise Products Partners L.P.	95,722	(2,343,275)
Euronav NV(1)	50,345	(412,829)
Frontline Ltd.	65,865	(291,782)
GasLog Ltd.	27,458	(451,684)
Hess Corp.	77,115	(3,903,561)
Kinder Morgan, Inc.	13,035	(196,307)
Magellan Midstream Partners L.P.	26,106	(1,523,285)
Marathon Oil Corp.	7,816	(126,072)
Marathon Petroleum Corp.	2,174	(158,941)
Murphy Oil Corp.	65,289	(1,687,068)
Noble Energy, Inc.	9,790	(296,637)
ONEOK, Inc.	17,404	(990,636)
Peabody Energy Corp.	12,120	(442,380)
Pioneer Natural Resources Co.	6,346	(1,090,116)
SemGroup Corp., Class A	10,878	(232,492)
Tallgrass Energy GP L.P.	23,408	(445,220)
Targa Resources Corp.	9,065	(398,860)
Valero Energy Corp.	9,741	(903,673)
Williams Partners L.P.	23,974	(825,425)

		(22,937,815)

Paper & Forest Products (0.1)%
Domtar Corp.	5,567	(236,820)

Personal Products (1.8)%
Coty, Inc., Class A	33,544	(613,855)
Estee Lauder Cos., Inc. (The), Class A	17,122	(2,563,506)

		(3,177,361)

Pharmaceuticals (2.8)%
Eli Lilly & Co.	16,815	(1,300,976)
Johnson & Johnson	18,866	(2,417,678)
Pfizer, Inc.	28,191	(1,000,499)
Roche Holding AG, ADR	8,674	(248,293)

		(4,967,446)

Professional Services (0.7)%
Robert Half International, Inc.	20,965	(1,213,664)

Real Estate Investment Trusts (83.4)%
Acadia Realty Trust	167,695	(4,125,297)
Alexandria Real Estate Equities, Inc.	125,730	(15,702,420)
Brandywine Realty Trust	241,730	(3,838,672)
Brixmor Property Group, Inc.	91,481	(1,395,085)
DCT Industrial Trust, Inc.	252,120	(14,204,441)
Douglas Emmett, Inc.	231,220	(8,499,647)
Duke Realty Corp.	60,365	(1,597,287)
Education Realty Trust, Inc.	248,189	(8,128,190)
Equity Residential	115,280	(7,103,554)
Essex Property Trust, Inc.	29,340	(7,061,551)
First Industrial Realty Trust, Inc.	193,298	(5,650,101)
Gramercy Property Trust	19,674	(427,516)
Host Hotels & Resorts, Inc.	293,912	(5,478,520)
Kite Realty Group Trust	197,119	(3,002,122)
LaSalle Hotel Properties	60,855	(1,765,404)
Lexington Realty Trust	308,184	(2,425,408)
Mid-America Apartment Communities, Inc.	75,312	(6,871,467)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Real Estate Investment Trusts
National Health Investors, Inc.	38,428	(2,585,820)
National Retail Properties, Inc.	119,456	(4,689,843)
Omega Healthcare Investors, Inc.	116,722	(3,156,163)
Public Storage	20,960	(4,200,174)
Realty Income Corp.	100,896	(5,219,350)
Retail Opportunity Investments Corp.	112,968	(1,996,145)
Senior Housing Properties Trust	180,647	(2,828,932)
SL Green Realty Corp.	55,563	(5,380,165)
STORE Capital Corp.	83,320	(2,068,002)
UDR, Inc.	152,625	(5,436,502)
Urban Edge Properties	73,569	(1,570,698)
Vornado Realty Trust	77,400	(5,209,020)
Welltower, Inc.	86,097	(4,686,260)
Weyerhaeuser Co.	5,500	(192,500)

		(146,496,256)

Road & Rail (18.0)%
ArcBest Corp.	43,836	(1,404,944)
Canadian Pacific Railway Ltd.	9,639	(1,701,284)
CSX Corp.	123,353	(6,871,996)
Heartland Express, Inc.	4,520	(81,315)
JB Hunt Transport Services, Inc.	19,740	(2,312,541)
Kansas City Southern	6,414	(704,578)
Knight-Swift Transportation Holdings, Inc.	14,142	(650,673)
Landstar System, Inc.	52,168	(5,720,221)
Marten Transport Ltd.	8,309	(189,445)
Norfolk Southern Corp.	4,193	(569,326)
Schneider National, Inc., Class B	88,789	(2,313,841)
Union Pacific Corp.	56,925	(7,652,428)
Werner Enterprises, Inc.	38,913	(1,420,324)

		(31,592,916)

Semiconductors & Semiconductor Equipment (3.0)%
Microchip Technology, Inc.	2,138	(195,328)
NVIDIA Corp.	5,030	(1,164,898)
Skyworks Solutions, Inc.	16,816	(1,685,972)
Texas Instruments, Inc.	20,960	(2,177,534)

		(5,223,732)

Software (1.7)%
Open Text Corp.	9,541	(332,027)
SAP SE, ADR	25,224	(2,652,556)

		(2,984,583)

Specialty Retail (5.0)%
AutoNation, Inc.(1)	19,264	(901,170)
Best Buy Co., Inc.	21,467	(1,502,475)
Chico’s FAS, Inc.	28,030	(253,391)
Dick’s Sporting Goods, Inc.	42,822	(1,500,911)
Lowe’s Cos., Inc.	3,354	(294,314)
Monro, Inc.	13,884	(744,182)
Pier 1 Imports, Inc.	497,221	(1,601,052)
Williams-Sonoma, Inc.	36,842	(1,943,784)

		(8,741,279)

Technology Hardware, Storage & Peripherals (4.8)%
Apple, Inc.	27,567	(4,625,191)
NetApp, Inc.	46,123	(2,845,328)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Common Stocks
Technology Hardware, Storage & Peripherals
Western Digital Corp.	10,477	(966,713)

		(8,437,232)

Textiles, Apparel & Luxury Goods (3.5)%
Carter’s, Inc.	13,560	(1,411,596)
NIKE, Inc., Class B	36,357	(2,415,559)
VF Corp.	31,431	(2,329,666)

		(6,156,821)

Tobacco (0.9)%
Altria Group, Inc.	2,307	(143,772)
Philip Morris International, Inc.	14,493	(1,440,604)

		(1,584,376)

Trading Companies & Distributors (3.6)%
Fastenal Co.	15,301	(835,281)
GATX Corp.	8,404	(575,590)
MSC Industrial Direct Co., Inc., Class A	12,718	(1,166,368)
WW Grainger, Inc.	12,995	(3,668,099)

		(6,245,338)

Water Utilities (0.5)%
American States Water Co.	16,764	(889,498)

Total Common Stocks (Cost $(472,899,175))		(468,519,104)
Exchange-Traded Funds (88.1)%
Alerian MLP ETF	89,242	(836,197)
Consumer Discretionary Select Sector SPDR Fund ETF	8,000	(810,320)
Energy Select Sector SPDR Fund ETF	126,713	(8,541,723)
Financial Select Sector SPDR Fund ETF	275,372	(7,592,006)
Industrial Select Sector SPDR Fund ETF	16,644	(1,236,483)
iShares 20+ Year Treasury Bond ETF	46,402	(5,656,404)
iShares Edge MSCI USA Momentum Factor ETF	9,138	(967,897)
iShares iBoxx $ High Yield Corporate Bond ETF	793	(67,912)
iShares MSCI Canada ETF	12,416	(342,185)
iShares MSCI Emerging Markets ETF	49,435	(2,386,722)
iShares Nasdaq Biotechnology ETF	12,615	(1,346,525)
iShares PHLX Semiconductor ETF	6,917	(1,245,406)
iShares Russell 2000 ETF	180,607	(27,421,561)
iShares Russell 2000 Value ETF	20,920	(2,549,730)
iShares Transportation Average ETF	3,144	(588,007)
iShares U.S. Home Construction ETF	20,089	(793,315)
KraneShares CSI China Internet ETF	5,512	(338,602)
Materials Select Sector SPDR Fund ETF	40,418	(2,301,401)
PowerShares QQQ Trust Series 1 ETF	54,788	(8,773,202)
SPDR Bloomberg Barclays High Yield Bond ETF	464,937	(16,667,991)
SPDR S&P 500 ETF Trust	73,589	(19,364,945)
SPDR S&P Biotech ETF	12,193	(1,069,692)
SPDR S&P Homebuilders ETF	64,457	(2,629,201)
SPDR S&P Metals & Mining ETF	12,573	(427,985)
SPDR S&P Oil & Gas Exploration & Production ETF	302,970	(10,670,603)
SPDR S&P Regional Banking ETF	41,955	(2,533,662)
SPDR S&P Retail ETF	24,082	(1,066,833)
SPDR S&P Semiconductor ETF	33,009	(2,312,611)
Technology Select Sector SPDR Fund ETF	4,351	(284,642)
Utilities Select Sector SPDR Fund ETF	185,212	(9,358,762)
VanEck Vectors Oil Services ETF	13,272	(316,803)
Vanguard Real Estate ETF	168,026	(12,680,922)
WisdomTree Europe Hedged Equity Fund ETF	15,905	(997,562)

Schedule of Investments(unaudited)

Weiss Strategic Interval Fund

March 31, 2018

Exchange-Traded Funds
WisdomTree India Earnings Fund ETF	19,758	(518,055)
Total Exchange-Traded Funds (Cost $(155,777,079))		(154,695,867)
Total Securities Sold Short (Proceeds $628,676,254)		$(623,214,971)

Total Investments, net of securities sold short (Cost $94,061,597) 57.5%		100,958,090
Other assets, less liabilities 42.5%		74,609,109

Net Assets 100.0%		$ 175,567,199

   †Rounds to less than 0.1% of net assets.

(1)Non-income producing.

NOTES TO STATEMENT OF ASSETS AND LIABILITIES

March 31, 2018

1. Organization

Weiss Strategic Interval Fund (the “Fund”) was organized as a Delaware statutory trust on September 5, 2017 pursuant to an Agreement and Declaration of Trust (“Declaration of Trust”). The Fund is registered with the Securities and Exchange Commission as a closed-end, diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Weiss Multi-Strategy Advisers LLC (the “Adviser”) serves as the Fund’s investment adviser.

The Fund’s investment objective is to provide returns with moderate volatility and reduced correlation to the overall performance of the equity market. The Fund will pursue its investment objective by establishing long and short positions in a diversified portfolio of equity securities. The equity securities in which the Fund will take long and short positions include primarily domestically traded large and mid-capitalization equity securities, including master limited partnerships or other entities that offer economic exposure to master limited partnerships and shares of real estate investment trusts. The Fund will operate as an interval fund under Rule 23c-3 of the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statement of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.

Use of Estimates

The preparation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statement. Actual results could differ from those estimates.

Organization and Offering Costs

Under an agreement with the Fund’s sole shareholder, the sole shareholder will pay all expenses incurred by the Fund in connection with the organization and offering of shares of the Fund.

Federal Income Taxes

It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required.

Fair Value – Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and is affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

3. Fair Value measurements

The Fund’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The following is a summary of the fair valuations according to the inputs used as of March 31, 2018, for valuing the Fund’s assets and liabilities.

	Level 1	Level 2	Level 3	Total

Assets:

Investments in Securities:

Common stocks	$ 632,576,126	$-	$-	$ 632,576,126

Exchange-traded funds	49,212,632	-	-	49,212,632

Floating rate loans	-	41,200,000	-	41,200,000

Mutual funds	1,184,303	-	-	1,184,303

Total Investments in Securities	$ 682,973,061	$41,200,000	$-	$724,173,061
Liabilities:

Investments in Securities Sold Short:

Common stocks sold short	$(468,519,104)	$-	$-	$(468,519,104)

Exchange-traded funds sold short	(154,695,867)	-	-	(154,695,867)

Total Investments in Securities Sold Short	$(623,214,971)	$-	$-	$(623,214,971)

4. Fund Fees and Expenses

Under the terms of the Investment Adviser Agreement between the Fund and the Adviser, upon commencement of operations, the Fund will pay the Adviser a monthly management fee at the annual rate of 1.50% . The Management

Fee will be applied to the Fund’s NAV (before the deduction of any Incentive Fee and the repurchase of any shares pursuant to a periodic repurchase offer). The Management Fee will be accrued at least weekly and paid monthly.

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, upon commencement of operations the Fund will pay to the Adviser a performance-based Incentive Fee, quarterly in arrears, generally accrued as of the end of each business day, equal to 20.00% of the Investment Profits attributable to each share for such calendar quarter; PROVIDED, HOWEVER, that an Incentive Fee with respect to a share will be paid only with respect to Investment Profits for the applicable calendar quarter in excess of Unrecouped Investment Losses as of the end of the previous calendar quarter.

In addition to the fees paid to the Adviser, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with the Adviser), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

5. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6. Administration Agreement

The Fund has entered into an Administration and Operating Services Agreement with the State Street Bank & Trust Company (“SSB&T”). Under the terms of this agreement, the Fund pays SSB&T a fee, to provide administrative services to the Fund, including custody, accounting, fund administration and transfer agency services for the Fund. No administration and servicing fees will be charged until the Fund commences operations.

7. Related Party Transactions

The managing member and chief executive officer of the Adviser is also an investor and director of the Fund’s sole shareholder.

8. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the financial statement was issued and has determined that no items received recognition or disclosure.

Item 2.                     Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                     Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Weiss Strategic Interval Fund

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Tucker
Jay Tucker
Trustee, President

By:	/s/ Jay Goldstein
Jay Goldstein
Treasurer, Principal Financial Officer

Date: May 30, 2018